Nature of Operations	12 Months Ended
Dec. 31, 2025
Nature of Operations
Nature of Operations
1.	Nature of Operations

Versamet Royalties Corporation (“Versamet” or “the Company”) was incorporated under the British Columbia Business Corporations Act on January 24, 2011. Versamet is a single entity. The Company’s common shares trade on the Toronto Stock Exchange (“TSX”) in Canada and the Nasdaq in the United States under the symbol “VMET”.

Versamet is a diversified metals royalty and streaming company with exposure to a range of resource royalties and streams including gold, silver, copper, zinc, graphite and uranium, across a variety of jurisdictions. Typically, in return for making an upfront payment to acquire a royalty or stream on a mining operation or project, Versamet receives a portion of the revenue generated from the mine on an ongoing basis, usually over the life of the mine or receives metal deliveries over a pre-determined period or up to a pre-determined quantity. For all periods presented, all earnings per share and share information in these financial statements and notes are on a post-consolidation basis, reflecting the effect of the five-to-one share consolidation of the Company’s outstanding common shares that took effect on September 12, 2025. See note 9.

The head office, principal address and registered office of Versamet is located at Suite 3200, 733 Seymour St, Vancouver, British Columbia, V6B 0S6.

These financial statements were approved and authorized for issue by the Board of Directors of the Company on March 12, 2026.